Offerings - Offering: 1	Oct. 29, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	64,400,000
Proposed Maximum Offering Price per Unit	6.93
Maximum Aggregate Offering Price	$ 446,292,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,327.31
Offering Note
Offering Note
1
Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of the registrant’s Common Stock, as reported on the New York Stock Exchange, on October 23, 2024, a date within five business days prior to the filing of this prospectus supplement. This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-277698),
which was filed on March 6, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. Amount registered includes 8,400,000 shares of Common Stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares.